Commitments and Contingencies	3 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE J – Commitments and Contingencies

Various creditors have brought legal proceedings for collections of their claims against the Company.  Judgments payable at March 31, 2016 and December 31, 2015 are $1,147,203 and $1,138,264 respectively.